Note 8 - Stockholders' Deficit (Details) (USD $)	0 Months Ended												1 Months Ended		77 Months Ended
	Feb. 02, 2011	May 20, 2010	Apr. 23, 2010	Jan. 20, 2010	Jun. 15, 2009	Jun. 10, 2009	Jun. 09, 2009	Mar. 16, 2009	Feb. 20, 2009	Oct. 28, 2008	Aug. 20, 2008	May 05, 2008	Dec. 31, 2008	May 31, 2008	Dec. 31, 2013	May 09, 2008	May 08, 2008
Details
Common Stock, Shares, Outstanding																4,041,568	30,099,203
Stock Issued During Period, Shares, Acquisitions														66,000,000
Common Stock Shares Outstanding Pre-Split																	96,039,203
Common Stock Shares Issuable Pre-Split																99,744,800
Common Stock Shares Issued to THN Shareholders													3,989,792
Common Stock Shares Issued to THN Officers													3,989,792
Preferred Stock Shares Issued During the Period														1,000,000
Conversion of Stock, Shares Issued														16,200,000
Stock Issued During Period, Shares, Issued for Cash							61,037	20,012	60,037	200,000	839,200	1,500
Stock Issued During Period, Value, Issued for Cash							$ 76,250	$ 25,000	$ 75,000	$ 250,000	$ 1,049,000	$ 1,500
Common stock issued for services - Shares	1,000,000	150,000	150,000	3,185,715	2,000	5,000					15,000
Common stock issued for services	60,000	32,999	75,000	223,000	1,640	6,250					142,500				541,389
Common stock issued for debt - Shares	7,000,000
Common stock issued for debt	$ 420,000														$ 420,000